U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  204549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

			Cowen Funds, Inc.
			Financial Square
			New York, NY  10005-3597

2.	Name of each series or class of funds for which this notice is filed:

			Cowen Intermediate Fixed Income Fund
			Cowen Government Securities Fund
			Cowen Opportunity Fund

3.	Investment Company Act File Number:		811-5388

	Securities Act File Number:				33-18505

4.	Last day of fiscal year for which this notice is filed:	Nov. 30, 1996


5.	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
								[    ]

6.	Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
							N/A

7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
							None

8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

							None

9. Number and aggregate sale price of securities sold during the fiscal year:
  shares sold = 2,608,474	aggregate sale price = $34,545,240

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

 	shares sold = 2,608,474;  aggregate sale price = $34,545,240

11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B.7):

	shares reinvested = 248,665;  aggregate sale price = $2,753,948

12.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
 	  	during the fiscal year in reliance on rule
	   	24f-2 (from Item 10):		$34,545,240

	(ii)	Aggregate price of shares issued in
    		connection with dividend reinvestment
 		   plans (from Item 11, if applicable):	+ $2,753,948

	(iii)	Aggregate price of shares redeemed or
     		repurchased during the fiscal year
		     (if applicable):                        - $30,072,410

	(iv)	Aggregate price of shares redeemed or
    		or repurchase and previously applied as
	    	a reduction to filing fees pursuant to
		    rule 24e-2 (if applicable):	           		+ N/A

	(v) 	Net aggregate price of securities sold
	    	and issued during the fiscal year in reliance
		    on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): $7,226,778

	(vi)	Multiplier prescribed by Section 6(b) of the
    		Securities Act of 1933 or other applicable
	    	law or regulation (see Instruction C.6):     	x 1/33 of 1%

	(vii)	Fee due [line (i) or line (v) multiplied by
     		line (vi)]:  $2,189.93

Instruction:	Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

									/  x  /

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

						January 14, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)*    	/s/ Creighton H. Peet
					Creighton H. Peet
					Vice President, Treasurer


	Date:  January 14, 1997

*Please print the name and title of the signing officer below the signature.